TAXES ON INCOME (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry forward	$ 75,755	$ 76,570
Temporary differences mainly relating to Research and Development, reserves and allowances	24,875	31,566
Deferred tax asset before valuation allowance	100,630	108,136
Valuation allowance	(93,154)	(107,148)
Deferred tax asset	7,476	988
Deferred tax liabilities:
Other temporary differences	(28)	(141)
Deferred tax asset, net	$ 7,448	$ 847